Business combination - Guangzhou Pengai Xiuqi (Details) - CNY (¥)					12 Months Ended
	May 30, 2022	Jan. 01, 2022	Oct. 14, 2021	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net outflow of cash and cash equivalents
Cash Consideration	¥ (1,000,000)
Cash and cash equivalents	119,000
Net outflow of cash and cash equivalents included in cash flows from investing activities	¥ (581,000)				¥ (642,000)	¥ (7,273,000)	¥ (69,951,000)
Pro forma revenue		¥ 1,113,000
Pro forma profit/(loss) after tax		¥ (1,223,000)
Guangzhou Pengai Xiuqi Aesthetic Medical Clinic Co., Ltd.
Business combination
Percentage of share capital acquired			73.00%
Consideration paid			¥ 7,300,000
Goodwill			6,300,000
Assets and liabilities recognised as a result of the acquisition
Other receivables			100,000
Inventories			400,000
Property, plant and equipment			500,000
Net identifiable assets acquired			1,000,000
Add: goodwill			6,300,000
Net assets acquired			7,300,000
Net outflow of cash and cash equivalents
Cash Consideration			(7,300,000)
Net outflow of cash and cash equivalents included in cash flows from investing activities			(7,300,000)
Revenue since acquisition			3,797,000
Net profit (loss) since acquisition			¥ 333,000
Pro forma revenue				¥ 3,797,000
Pro forma profit/(loss) after tax				¥ (333,000)